Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended	11 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Feb. 03, 2021 USD ($) shares	Feb. 29, 2020 USD ($) shares	Feb. 28, 2019 USD ($)	May 31, 2021 $ / shares shares	Feb. 28, 2021 vote $ / shares shares	Feb. 04, 2021 shares
Class Of Stock [Line Items]
Shares issued price per share | $ / shares					$ 1.00	$ 1.00
Proceeds from sale of membership units | $	$ 1,788	$ 3,501	$ 63	$ 85
Class A Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized						2,500,000,000
Common stock, par value | $ / shares						$ 0.0001
Common shares, votes per share | vote						1
Common stock, shares issued						187,051,142
Common stock, shares outstanding					187,051,142	187,051,142	187,051,142
Class V Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized						40,000,000
Common stock, par value | $ / shares						$ 0.0001
Common shares, votes per share | vote						1
Common stock, shares issued						35,636,680
Common stock, shares outstanding					35,636,680	35,636,680	35,636,680
Treasury shares						4,363,320
Class A ordinary shares
Class Of Stock [Line Items]
Common stock, shares authorized					2,500,000,000	2,500,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Common stock, shares issued		349,600,000	349,000,000.0		187,051,142	187,051,142
Common stock, shares outstanding		349,600,000	349,000,000.0		187,051,142	187,051,142
Class A-1 Common Stock
Class Of Stock [Line Items]
Common stock, shares issued		7,200,000	6,100,000
Common stock, shares outstanding		7,200,000	6,100,000